Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 52,791	$ 37,834
Current assets	61,087	45,860
Non-current assets	414,694	434,708
Current liabilities	6,143	4,078
Long- term debt including current portion, net of deferred finance costs and discount	197,176	197,819
Non-current liabilities	196,515	197,176
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	10,785	11,839
Current assets	15,980	14,782
Non-current assets	169,925	179,023
Current liabilities	18,490	15,377
Long- term debt including current portion, net of deferred finance costs and discount	86,060	96,580
Non-current liabilities	155,387	182,537
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	16,916	17,366
Current assets	19,487	22,539
Non-current assets	232,363	245,154
Current liabilities	24,126	16,897
Long- term debt including current portion, net of deferred finance costs and discount	119,234	129,185
Non-current liabilities	$ 184,530	$ 173,543